UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file Number 811-4258

 Value Line Convertible Fund, Inc.
-----------------------------------
(Exact name of registrant as specified in charter)

220 East 42nd Street, New York, N.Y. 10017
------------------------------------------
(Address of principal executive offices) (Zip Code)

Registrant's telephone number, including area code: 212-907-1500

Date of fiscal year end: April 30, 2005

Date of reporting period: April 30, 2005

Item I. Reports to Stockholders.

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                                 ANNUAL REPORT
--------------------------------------------------------------------------------
                                 April 30, 2005
--------------------------------------------------------------------------------

                                   Value Line
                                  Convertible
                                   Fund, Inc.

                                    [LOGO](R)
                                   VALUE LINE
                                   ----------
                                    No-Load
                                     Mutual
                                     Funds

Value Line Convertible Fund, Inc.

                                                   To Our Value Line Convertible
--------------------------------------------------------------------------------

To Our Shareholders:

For the year ended April 30, 2005, your Fund returned -0.05%, outperforming one of its benchmarks, the Goldman Sachs Convertible Index, which returned -1.80%. This can be attributed to the Fund maintaining an overweight position in energy relative to the Goldman Sachs Convertible Index. Economic growth was strong during the period and these particular sectors provided the higher returns. The energy sector, comprised of oil, natural gas and coal companies, in particular, stood out. The Fund also benefited from an underweighted position in the technology and automotive sectors, as these sectors suffered from profit disappointments and credit concerns.

                                                                     Year ended
                                                                      4/30/05
Value Line Convertible Fund .................................          -0.05%
Goldman Sachs Convertible Index(1) ..........................          -1.80%
S&P 500(2) ..................................................           6.33%

For the fiscal year ended April 30, 2005 equity markets generated modest gains with the S&P 500 Index of stocks up 6.33%. Convertible bond performance lagged equities due to the weakness within the corporate bond sector, both investment grade and high-yield issues. Spreads in both areas widened from historically tight levels on concerns over profitability and credit ratings, particularly among domestic automobile manufacturers. In addition, the Federal Reserve embarked upon a monetary policy directed toward raising short-term interest rates. By the end of the fiscal period, the Federal Reserve had hiked rates 175 basis points. This placed additional strain on corporate issuers as higher rates and tighter monetary conditions brought higher borrowing costs and lower corporate profits.

The outlook for the financial markets is uncertain. Much of this depends upon how much and how long the Federal Reserve continues to raise interest rates. There is evidence that the interest rate hikes along with high energy prices, have softened economic growth slightly. However, it is not known whether this is a temporary soft patch or a more sustainable slowdown. Should a slowdown prove more than temporary, the probability would grow for a pause in monetary tightening. However, until the economic picture

--------------------------------------------------------------------------------
(1) The Goldman Sachs Convertible Index invests primarily in convertible bonds and convertible preferred stock. This is an unmanaged index and does not reflect charges, expenses or taxes, and it is not possible to directly invest in this index.

(2) The Standard & Poor's 500 Index consists of 500 stocks which are traded on the New York Stock Exchange, American Stock Exchange and the NASDAQ National Market System and is representative of the broad stock market. This is an unmanaged index and does not reflect charges, expenses or taxes, and it is not possible to directly invest in this index.


--------------------------------------------------------------------------------
2

                                               Value Line Convertible Fund, Inc.
Fund Shareholders
--------------------------------------------------------------------------------

becomes clearer, the Federal Reserve appears intent on raising interest rates in a measured, gradual manner.

Our current strategy is focused upon selecting convertible issues with favorable income, good liquidity, strong capitalization and solid creditworthiness that offer favorable prospects for price appreciation. The securities chosen represent a balance between solid company fundamentals and a high rank in the Value Line Convertible Survey.

As always, your confidence in Value Line is appreciated and we look forward to serving your future investment needs.


                                Sincerely,

                                /s/ Jean Bernhard Buttner

                                Jean Bernhard Buttner
                                Chairman and President
June 3, 2005


Economic Observations

The mature business expansion is now moving along at a more deliberate 3.0%-3.5% pace, a level of activity that is being sustained by a resilient housing market, stable levels of consumer spending, and a satisfactory rate of manufacturing improvement. Recent trends, moreover, suggest that the several-year-long business expansion may continue through next year, with gross domestic product growth averaging 3%, or so.

Helping to sustain this moderate expansion are likely to be relatively stable levels of activity in the housing, retail, manufacturing, and service sectors. Such growth, however, may well be accompanied by some pickup in inflation. For now, we do not expect the prospective rise in pricing pressure to be dramatic or to threaten the continuation of the economic upturn. The wild card in the equation, and the reason that we are not likely to see a materially higher level of business growth, is the high price of oil. Should that key commodity not stabilize in price, as we now expect it will, the sustainability of the business expansion, as well as the prolonged period of comparative price stability, would be threatened.

The steady, but modest, pace of GDP growth and the accompanying moderate inflation could have positive ramifications, as this combination may allow the Federal Reserve to continue pursuing a measured monetary tightening course over the next few months. Our feeling is that the Fed will increase interest rates sufficiently to keep inflation subdued, but will not raise them aggressively enough to derail the economic up cycle.


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                                                                               3

Value Line Convertible Fund, Inc.

--------------------------------------------------------------------------------

The following graph compares the performance of the Value Line Convertible Fund, Inc. to that of the Standard & Poor's 500 Index. The Value Line Convertible Fund, Inc. is a professionally managed mutual fund, while the Index is not available for investment and is unmanaged. The returns for the Index do not reflect charges, expenses or taxes. The comparison is shown for illustrative purposes only.

            Comparison of a Change in Value of a $10,000 Investment in the Value Line Convertible Fund, Inc. and the S&P 500 Index+

                                  [LINE CHART]

                              Value Line
                            Convertible Fund         S&P 500 Index
                            ----------------         -------------
        5/95                       10000                 10000
                                   10756                 10994
                                   10697                 11446
                                   11609                 12593
        4/96                       12607                 13021
                                   12426                 12816
                                   13326                 14204
                                   13914                 15910
        4/97                       13716                 16292
                                   15382                 19495
                                   15774                 18764
                                   16033                 20191
        4/98                       17150                 22984
                                   16459                 23256
                                   14800                 22890
                                   16551                 26750
        4/99                       16354                 28000
                                   16754                 27955
                                   18032                 28766
                                   21762                 29518
        4/00                       21786                 30836
                                   21107                 30464
                                   21100                 30518
                                   20329                 29252
        4/01                       19308                 26835
                                   18639                 26098
                                   17961                 22918
                                   18530                 24529
        4/02                       18297                 23447
                                   16421                 19931
                                   16526                 19456
                                   16983                 18882
        4/03                       17635                 20327
                                   18363                 22053
                                   19133                 23502
                                   20267                 25411
        4/04                       19933                 24977
                                   19730                 24957
                                   19987                 25716
                                   20723                 26992
        4/05                       19924                 26558

                             From 5/1/95 to 4/30/05

Performance Data:*

                                                                 Growth of an
                                           Average Annual     Assumed Investment
                                            Total Returns         of $10,000
                                          ----------------   -------------------
 1 year ended April 30, 2005 ..........         -0.05%             $ 9,995
 5 years ended April 30, 2005 .........         -1.77%             $ 9,145
10 years ended April 30, 2005 .........         +7.14%             $19,924

--------------------------------------------------------------------------------
* The performance data quoted represent past performance and are no guarantee of future performance. The average annual total returns and growth of an assumed investment of $10,000 include dividends reinvested and capital gains distributions accepted in shares. The investment return and principal value of an investment will fluctuate so that an investment, when redeemed, may be worth more or less than its original cost. The performance data and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. Call 1-800-243-2729 to obtain performance data current to the most recent month-end.

+ The Standard & Poor's 500 Index consists of 500 stocks which are traded on the New York Stock Exchange, American Stock Exchange and the NASDAQ National Market System and is representative of the broad stock market. This is an unmanaged index and does not reflect charges, expenses or taxes, and it is not possible to directly invest in the Index.


--------------------------------------------------------------------------------
4

                                               Value Line Convertible Fund, Inc.

--------------------------------------------------------------------------------

FUND EXPENSES:

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2004 through April 30, 2005).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses in the table are meant to highlight your ongoing costs and will not help you determine the relative cost of owning different funds.

                                                                                       Expenses*
                                                                                      paid during
                                                        Beginning        Ending         period
                                                         account         account        11/1/04
                                                          value           value          thru
                                                         11/1/04         4/30/05        4/30/05
                                                     --------------   ------------   ------------
Actual ...........................................     $ 1,000.00     $   996.80        $ 7.57
Hypothetical (5% return before expenses) .........     $ 1,000.00     $ 1,017.21        $ 7.65

--------------------------------------------------------------------------------
* Expenses are equal to the Fund's annualized expense ratio of 1.53% multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half period.


--------------------------------------------------------------------------------

Value Line Convertible Fund, Inc.

Portfolio Highlights at April 30, 2005
--------------------------------------------------------------------------------

Ten Largest Holdings

                                                                 Principal Amount               Percentage of
Issue                                                               or Shares          Value      Net Assets
--------------------------------------------------------------------------------------------------------------
Tyco International Group S.A. Series "A" 2 3/4%, 1/15/2018 .....      $500,000       $691,875         1.8%
Amerada Hess Corp. 7%, Pfd. ....................................         6,000        487,980         1.3%
Schlumberger Ltd. 1 1/2%, 6/1/2023 .............................      $400,000        433,000         1.1%
Invitrogen Corp. 2%, 8/1/2023 ..................................      $350,000        424,375         1.1%
Host Marriott Corp. Financial Trust 6 3/4%, Pfd. ...............         7,000        403,550         1.0%
Providian Financial Corp. due 3/15/2016, 2 3/4% to 3/15/2011,
 1 3/4% thereafter .............................................      $350,000        403,375         1.0%
Men's Wearhouse, Inc. (The) 3 1/8%, 10/15/2023 .................      $350,000        398,562         1.0%
Community Health Systems, Inc. 4 1/4%, 10/15/2008 ..............      $350,000        393,750         1.0%
Navistar Financial Corp. 4 3/4%, 4/1/2009 ......................      $400,000        391,000         1.0%
Lowe's Companies, Inc. 0.861%, 10/19/2021 ......................      $400,000        384,000         1.0%

--------------------------------------------------------------------------------
Asset Allocation -- Percentage of Net Assets

                                  [PIE CHART]

Convertible Securities          80.6%
Common Stocks                   15.8%
Cash & Other                     3.6%

--------------------------------------------------------------------------------
Sector Weightings -- Percentage of Total Investment Securities

                                  [BAR CHART]

Consumer, Non-cyclical          19.1%
Financial Services              16.0%
Industrial Services             15.4%
Communications                  15.0%
Consumer, Cyclical              12.3%
Energy                           8.4%
Technology                       6.2%
Utilities                        5.1%
Basic Materials                  1.5%
Diversified                      1.0%


--------------------------------------------------------------------------------
6

                                               Value Line Convertible Fund, Inc.

Schedule of Investments                                           April 30, 2005
--------------------------------------------------------------------------------

 Principal
  Amount                                                                Value
--------------------------------------------------------------------------------
CONVERTIBLE CORPORATE BONDS & NOTES (60.8%)

             ADVERTISING (0.6%)
   $250,000  Lamar Advertising Co. 2 7/8%, 12/31/2010 .............  $   225,938

             AEROSPACE/DEFENSE (1.5%)
    250,000  Alliant Techsystems, Inc. 2 3/4%, 2/15/2024 ..........      262,813
    300,000  EDO Corp. 5 1/4%, 4/15/2007 ..........................      306,375
                                                                     -----------
                                                                         569,188

             AIR TRANSPORT (0.5%)
    250,000  ExpressJet Holdings, Inc. 4 1/4%, 8/1/2023 ...........      205,000

             AUTO & TRUCK (1.8%)
    400,000  Navistar Financial Corp. 4 3/4%, 4/1/2009 ............      391,000
    250,000  Titan International, Inc. 5 1/4%, 7/26/2009 ..........      303,750
                                                                     -----------
                                                                         694,750

             BANK (0.5%)
    200,000  BankUnited Capital Trust 3 1/8%, 3/1/2034 ............      176,000

             BIOTECHNOLOGY (1.1%)
    350,000  Invitrogen Corp. 2%, 8/1/2023 ........................      424,375

             BUILDING MATERIALS (0.8%)
    300,000  Fluor Corp. 1 1/2%, 2/15/2024 ........................      325,125

             CABLE TV (0.9%)
    350,000  Mediacom Communications Corp. 5 1/4%, 7/1/2006 .......      343,438

             COMPUTER & PERIPHERALS (0.6%)
    250,000  Tech Data Corp. 2%, 12/15/2021 .......................      243,750

             COMPUTER SOFTWARE & SERVICES (4.5%)
    250,000  CIBER, Inc. 2 7/8%, 12/15/2023 .......................      226,875
    250,000  Comverse Technology, Inc. Zero Coupon, 5/15/2023 .....      336,875
    300,000  DST Systems, Inc. Series "B" 3 5/8%, 8/15/2023 .......      324,375
    250,000  Mentor Graphics Corp. 6 7/8%, 6/15/2007 ..............      256,250
    350,000  Mercury Interactive Corp. Zero Coupon, 5/1/2008 ......      339,500
    250,000  Per-Se Technologies, Inc. 3 1/4%, 6/30/2024* .........      273,438
                                                                     -----------
                                                                       1,757,313

             DIVERSIFIED COMPANY (3.5%)
    250,000  Danaher Corp. Zero Coupon, 1/22/2021 .................      188,125
    300,000  GATX Corp. 7 1/2%, 2/1/2007 ..........................      346,875
    250,000  Roper Industries, Inc. due 1/15/2034, 1.4813% to
               1/15/2009, Zero Coupon thereafter ..................      119,688
    500,000  Tyco International Group S.A.
               Series "A" 2 3/4%, 1/15/2018 .......................      691,875
                                                                     -----------
                                                                       1,346,563

             DRUG (3.6%)
    100,000  Allergan, Inc. Zero Coupon, 11/6/2022 ................       86,750
    200,000  ALZA Corp. Zero Coupon, 7/28/2020 ....................      188,500
    150,000  Amylin Pharmaceuticals, Inc. 2 1/4%, 6/30/2008 .......      135,563
    200,000  Cephalon, Inc. Series "A" Zero Coupon, 6/15/2033 .....      179,250
    350,000  Genzyme Corp. 1 1/4%, 12/1/2023 ......................      360,063
    200,000  Teva Pharmaceutical Finance, LLC
               Series "A" 1/2%, 2/1/2024 ..........................      200,000
    250,000  Watson Pharmaceuticals, Inc. 1 3/4%, 3/15/2023 .......      235,313
                                                                     -----------
                                                                       1,385,439

             ELECTRICAL UTILITY -- CENTRAL (0.7%)
    250,000  CenterPoint Energy, Inc. 3 3/4%, 5/15/2023 ...........      279,688


See Notes to Financial Statements.
--------------------------------------------------------------------------------

Value Line Convertible Fund, Inc.

Schedule of Investments
--------------------------------------------------------------------------------

 Principal
  Amount                                                                Value
--------------------------------------------------------------------------------

             ELECTRICAL UTILITY -- EAST (1.7%)
 $  250,000  Duke Energy Corp. 1 3/4%, 5/15/2023 ..................  $   309,063
    300,000  PPL Energy Supply LLC 2 5/8%, 5/15/2023 ..............      336,000
                                                                     -----------
                                                                         645,063

             ELECTRONICS (1.3%)
    250,000  Avnet, Inc. 2%, 3/15/2034 ............................      227,188
    150,000  Flextronics International Ltd. 1%, 8/1/2010 ..........      141,375
    100,000  Harris Corp. 3 1/2%, 8/15/2022 .......................      133,000
                                                                     -----------
                                                                         501,563

             ENTERTAINMENT (2.5%)
    350,000  Walt Disney Co. (The) 2 1/8%, 4/15/2023 ..............      367,500
    300,000  Liberty Media Corp. (convertible into
               Time Warner, Inc. common) 3/4%, 3/30/2023 ..........      316,500
    350,000  Liberty Media Corp. (convertible into Viacom, Inc.
               Class "B" common) 3 1/4%, 3/15/2031 ................      281,750
                                                                     -----------
                                                                         965,750

             ENVIRONMENTAL (0.8%)
    250,000  Waste Connections, Inc. Floating Rate Notes
               3.46%***, 5/1/2022 .................................      290,025

             FINANCIAL SERVICES -- DIVERSIFIED (4.6%)
    200,000  Aon Corp. 3 1/2%, 11/15/2012 .........................      221,500
    200,000  CapitalSource, Inc. 3 1/2%, 7/15/2034 ................      179,500
    200,000  Financial Federal Corp. 2%, 4/15/2034 ................      189,750
    350,000  IOS Capital, Inc. 5%, 5/1/2007* ......................      341,687
    200,000  Leucadia National Corp. 3 3/4%, 4/15/2014 ............      193,250
    350,000  Providian Financial Corp. due 3/15/2016, 2 3/4%
               to 3/15/2011, 1 3/4% thereafter ....................      403,375
    250,000  Radian Group, Inc. 2 1/4%, 1/1/2022 ..................      244,063
                                                                     -----------
                                                                       1,773,125

             GROCERY (1.3%)
    250,000  Whole Foods Market, Inc. Zero Coupon, 3/2/2018 .......      265,000
    250,000  Wild Oats Markets, Inc. due 5/15/2034, 3 1/4%
               to 5/15/2011, Zero Coupon thereafter* ..............      220,625
                                                                     -----------
                                                                         485,625

             HEALTHCARE INFORMATION SYSTEMS (1.2%)
    250,000  WebMD Corp. 3 1/4%, 4/1/2007 .........................      260,312
    250,000  WebMD Corp. 1 3/4%, 6/15/2023 ........................      211,563
                                                                     -----------
                                                                         471,875

             HOMEBUILDING (0.6%)
    300,000  Lennar Corp. Zero Coupon, 4/4/2021 ...................      220,875

             HOTEL/GAMING (1.9%)
    250,000  Host Marriott, L.P. 3 1/4%, 4/15/2024* ...............      269,375
    200,000  International Game Technology
               Zero Coupon, 1/29/2033 .............................      128,000
    300,000  Starwood Hotels & Resorts Worldwide, Inc.
               3 1/2%, 5/16/2023 ..................................      347,250
                                                                     -----------
                                                                         744,625

             HOUSEHOLD PRODUCTS (0.9%)
    250,000  Church & Dwight Company, Inc. 5 1/4%, 8/15/2033 ......      335,312

             INDUSTRIAL SERVICES (0.5%)
    200,000  CSG Systems International, Inc. 2 1/2%, 6/15/2024 ....      183,000

             MACHINERY (0.8%)
    350,000  AGCO Corp. 1 3/4%, 12/31/2033 ........................      322,875


See Notes to Financial Statements.
--------------------------------------------------------------------------------
8

                                               Value Line Convertible Fund, Inc.

                                                                  April 30, 2005
--------------------------------------------------------------------------------

 Principal
  Amount                                                                Value
--------------------------------------------------------------------------------

             MEDICAL SERVICES (3.9%)
   $350,000  Community Health Systems, Inc. 4 1/4%, 10/15/2008 ....  $   393,750
    200,000  deCODE genetics, Inc. 3 1/2%, 4/15/2011 ..............      158,750
    200,000  Health Management Associates, Inc.
               1 1/2%, 8/1/2023 ...................................      213,500
    300,000  LifePoint Hospitals, Inc. 4 1/2%, 6/1/2009 ...........      307,875
    250,000  PSS World Medical, Inc. 2 1/4%, 3/15/2024 ............      227,500
    200,000  SFBC International, Inc. 2 1/4%, 8/15/2024 ...........      211,250
                                                                     -----------
                                                                       1,512,625

             MEDICAL SUPPLIES (2.0%)
    250,000  Advanced Medical Optics, Inc. 2 1/2%, 7/15/2024 ......      241,250
    200,000  ALZA Corp. Zero Coupon, 7/28/2020 ....................      188,500
    250,000  Bausch & Lomb, Inc. Floating Rate Notes,
               3.46%**, 8/1/2023 ..................................      359,167
                                                                     -----------
                                                                         788,917

             METALS & MINING -- DIVERSIFIED (0.3%)
    100,000  Freeport-McMoRan Copper & Gold, Inc. 7%, 2/11/2011 ...      126,875

             OILFIELD SERVICES/ EQUIPMENT (2.4%)
    300,000  Halliburton Co. 3 1/8%, 7/15/2023 ....................      375,000
    100,000  Halliburton Co. 3 1/8%, 7/15/2023 ....................      125,000
    400,000  Schlumberger Ltd. 1 1/2%, 6/1/2023 ...................      433,000
                                                                     -----------
                                                                         933,000

             POWER (0.3%)
    100,000  Headwaters, Inc. 2 7/8%, 6/1/2016 ....................      120,375

             PRECISION INSTRUMENT (0.9%)
    350,000  Eastman Kodak Co. 3 3/8%, 10/15/2033 .................      360,937

             RAILROAD (0.4%)
    200,000  CSX Corp. Zero Coupon, 10/30/2021 ....................      171,000

             RECREATION (1.4%)
    200,000  Carnival Corp. 2%, 4/15/2021 .........................      256,750
    400,000  Royal Caribbean Cruises Ltd. Zero Coupon, 5/18/2021 ..      266,000
                                                                     -----------
                                                                         522,750

             RETAIL AUTOMOTIVE (0.8%)
    300,000  Pep Boys -- Manny, Moe & Jack (The)
               4 1/4%, 6/1/2007 ...................................      295,500

             RETAIL BUILDING SUPPLY (1.0%)
    400,000  Lowe's Companies, Inc. 0.861%, 10/19/2021 ............      384,000

             RETAIL -- SPECIAL LINES (1.4%)
    200,000  Best Buy Company, Inc. 2 1/4%, 1/15/2022 .............      200,000
    200,000  School Specialty, Inc. due 8/1/2023, 3 3/4% to
               8/1/2010, Zero Coupon thereafter ...................      215,750
    150,000  TJX Companies, Inc. (The) Zero Coupon, 2/13/2021 .....      118,687
                                                                     -----------
                                                                         534,437

             RETAIL STORE (1.5%)
    200,000  Costco Wholesale Corp., Inc. Zero Coupon, 8/19/2017 ..      184,250
    350,000  Men's Wearhouse, Inc. (The) 3 1/8%, 10/15/2023 .......      398,562
                                                                     -----------
                                                                         582,812

             SEMICONDUCTOR (0.8%)
    150,000  Advanced Micro Devices, Inc. 4 3/4%, 2/1/2022 ........      140,062
    150,000  Bell Microproducts, Inc. Series "B"
               3 3/4%, 3/5/2024 ...................................      150,187
     15,000  TranSwitch Corp. 4 1/2%, 9/12/2005 ...................       14,700
                                                                     -----------
                                                                         304,949


See Notes to Financial Statements.
--------------------------------------------------------------------------------

Value Line Convertible Fund, Inc.

Schedule of Investments
--------------------------------------------------------------------------------

 Principal
  Amount                                                                Value
--------------------------------------------------------------------------------

             TELECOMMUNICATION SERVICES (2.1%)
   $250,000  American Tower Corp. 3%, 8/15/2012 ...................  $   255,937
    300,000  Commonwealth Telephone Enterprises, Inc.
               3 1/4%, 7/15/2023 ..................................      293,625
    250,000  NII Holdings, Inc. 2 7/8%, 2/1/2034 ..................      279,375
                                                                     -----------
                                                                         828,937

             TELECOMMUNCIATIONS EQUIPMENT (1.7%)
    150,000  Andrew Corp. 3 1/4%, 8/15/2013 .......................      163,687
    200,000  Anixter International, Inc. Zero Coupon, 7/7/2033 ....      105,250
    150,000  Comtech Telecommunications Corp. 2%, 2/1/2024 ........      182,250
    200,000  Tekelec 2 1/4%, 6/15/2008 ............................      186,000
                                                                     -----------
                                                                         637,187

             TRUCKING (0.5%)
    150,000  Yellow Roadway Corp. 3 3/8%, 11/25/2023 ..............      198,375
             WIRELESS NETWORKING (0.7%)
    150,000  Nextel Partners, Inc. 1 1/2%, 11/15/2008 .............      279,562
                                                                     -----------

             TOTAL CONVERTIBLE CORPORATE BONDS &
               NOTES (Cost $23,912,755) ...........................   23,498,518
                                                                     -----------

   Shares                                                               Value
--------------------------------------------------------------------------------
CONVERTIBLE PREFERRED STOCKS (19.8%)

             ADVERTISING (0.6%)
      5,000  Interpublic Group of Companies, Inc. (The)
               5 3/8%, Series "A" Pfd. ............................  $   230,000

             AUTO & TRUCK (0.7%)
      6,000  Ford Motor Company Capital Trust II 6 1/2%, Pfd. .....      233,700
      2,000  General Motors Corp. 6 1/4%, Series "C" Pfd. .........       37,680
                                                                     -----------
                                                                         271,380

             BANK (0.8%)
      2,000  Commerce Capital Trust II 5.95%, Pfd. ................      112,500
      1,000  State Street Corp. 6 3/4%, Pfd. ......................      208,600
                                                                     -----------
                                                                         321,100

             BEVERAGE -- ALCOHOLIC (0.6%)
      6,000  Constellation Brands, Inc. 5 3/4%, Series "A" Pfd. ...      240,000

             DRUG (0.7%)
      5,000  Schering-Plough Corp. 6%, Pfd. .......................      273,750

             ELECTRICAL UTILITY -- CENTRAL (0.6%)
      7,000  Aquila, Inc. 6 3/4%, Pfd. ............................      224,070

             FINANCIAL SERVICES -- DIVERSIFIED (1.0%)
      4,000  Capital One Financial Corp. 6 1/4%, Pfd. .............      200,480
      3,000  Hartford Financial Services Group, Inc. (The)
               7%, Pfd. ...........................................      198,000
                                                                     -----------
                                                                         398,480

             GROCERY (0.4%)
      7,000  Albertson's, Inc. 7 1/4%, Pfd. .......................      150,220

             HOTEL/GAMING (1.0%)
      7,000  Host Marriott Corp. Financial Trust 6 3/4%, Pfd. .....      403,550


See Notes to Financial Statements.
--------------------------------------------------------------------------------
10

                                               Value Line Convertible Fund, Inc.

                                                                  April 30, 2005
--------------------------------------------------------------------------------

   Shares                                                               Value
--------------------------------------------------------------------------------

             INSURANCE -- LIFE (1.8%)
      5,000  Conseco, Inc. 5 1/2%, Pfd. ...........................  $   124,800
      8,000  Genworth Financial, Inc. 6%, Class "A" Pfd. ..........      256,400
      9,000  UnumProvident Corp. 8 1/4%, Pfd. .....................      299,070
                                                                     -----------
                                                                         680,270

             INSURANCE -- PROPERTY/CASUALTY (1.0%)
      8,000  Chubb Corp. (The) 7%, Pfd. ...........................      238,720
      6,000  PMI Group, Inc. (The) 5 7/8%, Pfd. ...................      133,800
                                                                     -----------
                                                                         372,520

             MACHINERY (1.0%)
      4,000  Cummins Capital Trust I 7%, Pfd. .....................      295,500
      2,000  United Rentals Trust I 6 1/2%, Pfd. ..................       82,750
                                                                     -----------
                                                                         378,250

             MEDICAL SUPPLIES (0.6%)
      4,000  Baxter International, Inc. 7%, Pfd. ..................      222,800

             METALS & MINING -- DIVERSIFIED (0.4%)
        200  Freeport-McMoRan Copper & Gold, Inc. 5 1/2%, Pfd. ....      177,000

             NATURAL GAS -- DISTRIBUTION (0.4%)
      2,000  Southern Union Co. 5 3/4%, Pfd. ......................      140,900

             NATURAL GAS -- DIVERSIFIED (0.4%)
      2,000  Williams Companies, Inc. (The) 5 1/2%, Pfd. ..........      169,000

             OFFICE EQUIPMENT & SUPPLIES (0.6%)
      2,000  Xerox Corp. 6 1/4%, Series "C" Pfd. ..................      231,500

             OILFIELD SERVICES/EQUIPMENT (0.9%)
      8,000  Hanover Compressor Co. 7 1/4%, Pfd. ..................      362,000

             PETROLEUM -- INTEGRATED (1.6%)
      6,000  Amerada Hess Corp. 7%, Pfd. ..........................      487,980
      2,000  Valero Energy Corp. 2%, Pfd. .........................      136,336
                                                                     -----------
                                                                         624,316

             PETROLEUM -- PRODUCING (0.6%)
        250  Chesapeake Energy Corp. 5%, Pfd. .....................       32,438
        150  Chesapeake Energy Corp. 4 1/8%, Pfd. .................      193,106
                                                                     -----------
                                                                         225,544

             PHARMACY (0.4%)
      3,000  Omnicare, Inc. 4%, Series "B" Pfd. ...................      150,000

             POWER (0.8%)
      7,000  AES Trust III 6 3/4%, Pfd. ...........................      306,950

             STEEL -- INTEGRATED (0.3%)
      1,000  United States Steel Corp. 7%, Series "B" Pfd. ........      138,250

             TELECOMMUNICATION SERVICES (0.8%)
      6,000  ALLTEL Corp. 7 3/4%, Pfd. ............................      299,760

             TELECOMMUNICATIONS EQUIPMENT (1.0%)
        400  Lucent Technologies Capital Trust I 7 3/4%, Pfd. .....      375,100

             THRIFT (0.8%)
      6,000  Washington Mutual Capital Trust I 5 3/8%, Pfd. .......      308,100
                                                                     -----------

             TOTAL CONVERTIBLE PREFERRED STOCKS
               (Cost $7,804,379) ..................................    7,674,810
                                                                     -----------
COMMON STOCKS (15.8%)

             AEROSPACE/DEFENSE (1.0%)
      3,504  L-3 Communications Holdings, Inc. ....................      248,679
      2,668  Northrop Grumman Corp. ...............................      146,313
                                                                     -----------
                                                                         394,992

             AIR TRANSPORT (0.4%)
      2,000  FedEx Corp. ..........................................      169,900

             CEMENT & AGGREGATES (0.3%)
      2,000  Florida Rock Industries, Inc. ........................      116,160

             CHEMICAL -- BASIC (0.2%)
      2,000  du Pont (E.I.) de Nemours & Co. ......................       94,220


See Notes to Financial Statements.
--------------------------------------------------------------------------------

Value Line Convertible Fund, Inc.
Schedule of Investments
--------------------------------------------------------------------------------

   Shares                                                               Value
--------------------------------------------------------------------------------

             COAL (0.4%)
      2,000  Joy Global, Inc. .....................................  $    67,740
      2,000  Peabody Energy Corp. .................................       87,540
                                                                     -----------
                                                                         155,280

             COMPUTER & PERIPHERALS (0.2%)
      2,000  Dell, Inc.+ ..........................................       69,660

             COMPUTER SOFTWARE & SERVICES (0.4%)
      1,000  Adobe Systems, Inc. ..................................       59,470
      1,000  Affiliated Computer Services, Inc. Class "A"+ ........       47,670
      1,000  Cognizant Technology Solutions Corp. Class "A"+ ......       42,010
                                                                     -----------
                                                                         149,150

             DIVERSIFIED COMPANIES (0.5%)
      2,000  Fortune Brands, Inc. .................................      169,160
      2,000  McDermott International, Inc.+ .......................       40,620
                                                                     -----------
                                                                         209,780

             DRUG (0.5%)
      1,000  Biogen Idec, Inc.+ ...................................       36,240
      2,000  Celgene Corp.+ .......................................       75,820
      2,000  Gilead Sciences, Inc.+ ...............................       74,200
                                                                     -----------
                                                                         186,260

             ELECTRICAL EQUIPMENT (0.3%)
      1,000  Rockwell Automation, Inc. ............................       46,230
      2,000  Thomas & Betts Corp.+ ................................       62,240
                                                                     -----------
                                                                         108,470

             ELECTRICAL UTILITY -- CENTRAL (0.1%)
      1,000  Arch Coal, Inc. ......................................       44,340

             ELECTRICAL UTILITY -- EAST (0.8%)
      5,000  FPL Group, Inc. ......................................      311,950

             FINANCIAL SERVICES -- DIVERSIFIED (0.2%)
      2,000  Citigroup, Inc. ......................................       93,920

             FOOD PROCESSING (0.3%)
      2,000  Bunge Ltd. ...........................................      113,600

             FOREIGN ELECTRONICS (0.3%)
      2,000  CANON, Inc. (ADR) ....................................      104,080

             FOREIGN TELECOMMUNICATIONS (0.2%)
      2,000  Telefonos de Mexico SA de CV (ADR) Series "L" ........       67,800

             HOME APPLIANCE (0.4%)
      2,000  Black & Decker Corp. (The) ...........................      167,260

             INFORMATION SERVICES (0.6%)
      2,000  Advisory Board Co. (The)+ ............................       81,400
      2,000  Getty Images, Inc.+ ..................................      143,100
                                                                     -----------
                                                                         224,500

             INSURANCE -- LIFE (0.3%)
      2,034  Prudential Financial, Inc. ...........................      116,243

             INSURANCE -- PROPERTY/CASUAL (0.2%)
      2,000  W.R. Berkley Corp. ...................................       65,000

             INTERNET (0.4%)
      4,000  Yahoo!, Inc.+ ........................................      138,040

             MACHINERY (0.4%)
      2,000  Ingersoll-Rand Company, Ltd. Class "A" ...............      153,740

             MARITIME (0.1%)
      3,000  OMI Corp. ............................................       54,570

             MEDICAL SERVICES (0.8%)
      2,000  Aetna, Inc. ..........................................      146,740
      2,000  Laboratory Corp. of America Holdings+ ................       99,000
      1,000  PacifiCare Health Systems, Inc.+ .....................       59,760
                                                                     -----------
                                                                         305,500

             MEDICAL SUPPLIES (0.6%)
      2,000  Fisher Scientific International, Inc.+ ...............      118,760
      2,000  Patterson Companies, Inc.+ ...........................      101,100
                                                                     -----------
                                                                         219,860

             METAL FABRICATING (0.2%)
      2,000  Lone Star Technologies, Inc.+ ........................       77,880

             METALS & MINING -- DIVERSIFIED (0.1%)
      1,000  Inco Ltd.+ ...........................................       35,740


See Notes to Financial Statements.
--------------------------------------------------------------------------------
12

                                               Value Line Convertible Fund, Inc.

                                                                  April 30, 2005
--------------------------------------------------------------------------------

   Shares                                                               Value
--------------------------------------------------------------------------------

             NATURAL GAS -- DIVERSIFIED (0.2%)
      2,000  Devon Energy Corp. ...................................  $    90,340

             PETROLEUM -- INTEGRATED (1.1%)
      2,000  ChevronTexaco Corp. ..................................      104,000
      2,000  ConocoPhillips .......................................      209,700
      2,000  Marathon Oil Corp. ...................................       93,140
                                                                     -----------

                                                                         406,840
             PETROLEUM -- PRODUCING (0.4%)
      2,000  Apache Corp. .........................................      112,580
      1,000  Burlington Resources, Inc. ...........................       48,610
                                                                     -----------
                                                                         161,190

             PHARMACY (0.5%)
      1,000  Express Scripts, Inc.+ ...............................       89,640
      2,000  Walgreen Co. .........................................       86,120
                                                                     -----------
                                                                         175,760

             R.E.I.T. (1.6%)
      2,000  CenterPoint Properties Trust .........................       82,420
      2,000  General Growth Properties, Inc. ......................       78,220
      2,533  Simon Property Group, Inc. ...........................      167,355
      2,000  SL Green Realty Corp. ................................      122,000
      2,000  Vornado Realty Trust .................................      152,900
                                                                     -----------
                                                                         602,895

             RAILROAD (0.1%)
      1,000  Canadian National Railway Co. ........................       57,210

             RECREATION (0.1%)
      2,000  Shuffle Master, Inc.+ ................................       50,380

             RESTAURANT (0.2%)
      2,000  Darden Restaurants, Inc. .............................       60,000

             RETAIL STORE (0.5%)
      2,000  Neiman Marcus Group, Inc. (The) Class "A" ............      196,640

             SECURITIES BROKERAGE (0.5%)
      2,000  Lehman Brothers Holdings, Inc. .......................      183,440

             SEMICONDUCTOR (0.0%)
        534  Freescale Semiconductor, Inc. Class "B"+ .............       10,071

             STEEL -- GENERAL (0.1%)
      2,000  Commercial Metals Co. ................................       51,020

             TELECOMMUNICATIONS EQUIPMENT (0.3%)
      2,000  Juniper Networks, Inc.+ ..............................       45,180
      2,000  QUALCOMM, Inc. .......................................       69,780
                                                                     -----------
                                                                         114,960
                                                                     -----------

             TOTAL COMMON STOCKS (Cost $5,509,466) ................    6,108,641
                                                                     -----------

             TOTAL INVESTMENT SECURITIES (96.4%)
               (Cost $37,226,600) .................................   37,281,969
                                                                     -----------

CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES (3.6%) .............    1,382,750
                                                                     -----------

NET ASSETS (100.0%) ...............................................  $38,664,719
                                                                     ===========
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER OUTSTANDING
  SHARE ($38,664,719 / 3,495,993 shares outstanding) ..............  $     11.06
                                                                     ===========

* Pursuant to Rule 144A under the Securities Act of 1933, this security can only be sold to qualified institutional investors.

** Rate at 4/30/2005. Floating rate changes semi-annually.

*** Rate at 4/30/2005. Floating rate changes quarterly.

+ Non-income producing security

(ADR) American Depositary Receipts


See Notes to Financial Statements.
--------------------------------------------------------------------------------

Value Line Convertible Fund, Inc.

Statement of Assets and Liabilities
at April 30, 2005
--------------------------------------------------------------------------------

Assets:
Investment securities, at value (Cost -- $37,226,600) ..........   $ 37,281,969
Cash ...........................................................        851,514
Receivable for securities sold .................................        690,791
Interest and dividends receivable ..............................        186,165
Prepaid expenses ...............................................         28,637
Receivable for capital shares sold .............................             46
                                                                   ------------
     Total Assets ..............................................     39,039,122
                                                                   ------------
Liabilities:
Payable for securities purchased ...............................        295,610
Payable for capital shares repurchased .........................          5,530
Accrued expenses:
   Advisory fee ................................................         25,047
   Service and distribution plan fees payable ..................          8,349
   Other .......................................................         39,867
                                                                   ------------
     Total Liabilities .........................................        374,403
                                                                   ------------
Net Assets .....................................................   $ 38,664,719
                                                                   ============
Net Assets consist of:
Capital stock, at $1.00 par value (authorized 50,000,000,
   outstanding 3,495,993 shares) ...............................   $  3,495,993
Additional paid-in capital .....................................     38,416,159
Undistributed net investment loss ..............................         (4,284)
Accumulated net realized loss on investments ...................     (3,298,518)
Net unrealized appreciation of investments .....................         55,369
                                                                   ------------
Net Assets .....................................................   $ 38,664,719
                                                                   ============
Net Asset Value, Offering and Redemption Price per Outstanding
   Share ($38,664,719 / 3,495,993 shares outstanding) ..........   $      11.06
                                                                   ============


Statement of Operations
for the Year Ended April 30, 2005
--------------------------------------------------------------------------------

Investment Income:
Interest .......................................................    $   794,980
Dividends (net of foreign withholding tax of $313) .............        585,280
                                                                    -----------
   Total Income ................................................      1,380,260
                                                                    -----------
Expenses:
Advisory fee ...................................................        322,653
Service and distribution plan fee ..............................        107,551
Auditing and legal fees ........................................         65,849
Transfer agent fees ............................................         30,103
Registration and filing fees ...................................         22,737
Printing .......................................................         22,730
Directors' fees and expenses ...................................         22,102
Custodian fees .................................................         18,630
Quote charge ...................................................         17,386
Insurance, dues and other ......................................         10,520
Postage ........................................................         10,088
Telephone ......................................................          5,807
                                                                    -----------
   Total Expenses Before Custody Credits .......................        656,156
   Less: Custody Credits .......................................         (3,262)
                                                                    -----------
   Net Expenses ................................................        652,894
                                                                    -----------
Net Investment Income ..........................................        727,366
                                                                    -----------
Net Realized and Unrealized Gain (Loss) on Investments:
   Net Realized Gain ...........................................        970,702
   Change in Net Unrealized Appreciation (Depreciation) ........     (1,589,453)
                                                                    -----------
Net Realized Gain and Change in Net Unrealized Appreciation
   (Depreciation) on Investments ...............................       (618,751)
                                                                    -----------
Net Increase in Net Assets from Operations .....................    $   108,615
                                                                    ===========


See Notes to Financial Statements.
--------------------------------------------------------------------------------
14

                                               Value Line Convertible Fund, Inc.

Statement of Changes in Net Assets
for the Years Ended April 30, 2005 and 2004
--------------------------------------------------------------------------------

                                                                            Year Ended         Year Ended
                                                                          April 30, 2005     April 30, 2004
                                                                         ----------------------------------
Operations:
 Net investment income ...............................................    $     727,366      $  1,119,380
 Net realized gain on investments ....................................          970,702         2,716,651
 Change in net unrealized appreciation (depreciation) ................       (1,589,453)        1,691,392
                                                                          -------------------------------
Net increase in net assets from operations ...........................          108,615         5,527,423
                                                                          -------------------------------
Distributions to Shareholders:
 Net investment income ...............................................         (936,353)       (1,213,900)
                                                                          -------------------------------
Capital Share Transactions:
 Proceeds from sale of shares ........................................        5,582,012         3,738,718
 Proceeds from reinvestment of distributions to shareholders .........          781,645         1,064,984
 Cost of shares repurchased ..........................................      (10,373,291)       (9,690,277)
                                                                          -------------------------------
 Net decrease from capital share transactions ........................       (4,009,634)       (4,886,575)
                                                                          -------------------------------
Total Decrease in Net Assets .........................................       (4,837,372)         (573,052)
Net Assets:
 Beginning of year ...................................................       43,502,091        44,075,143
                                                                          -------------------------------
 End of year .........................................................    $  38,664,719      $ 43,502,091
                                                                          ===============================
Undistributed net investment income (loss), at end of year ...........    $      (4,284)     $    170,724
                                                                          ===============================


See Notes to Financial Statements.
--------------------------------------------------------------------------------

Value Line Convertible Fund, Inc.

Notes to Financial Statements                                     April 30, 2005
--------------------------------------------------------------------------------

1. Significant Accounting Policies

Value Line Convertible Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company whose investment objective is to seek high current income together with capital appreciation. The Fund seeks to accomplish its objective by investing primarily in convertible securities.

The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in the preparation of its financial statements. Generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

(A) Security Valuation. Securities listed on a securities exchange are valued at the closing sales prices on the date as of which the net asset value is being determined. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. In the absence of closing sales prices for such securities traded in over-the-counter market, the security is valued at the midpoint between the latest available and representative asked and bid prices. Short-term investments that mature in less than 60 days are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original term exceeds 60 days. Securities for which market quotations are not readily available or which are not readily marketable and all other assets of the Fund, are valued at fair value as the Board of Directors may determine in good faith. In addition, the Fund may use the fair value of a security when the closing market price on the primary exchange where the security is traded no longer accurately reflects the value of a security due to factors affecting one or more relevant securities markets or the specific issuer.

(B) Repurchase Agreements. In connection with transactions in repurchase agreements, the Fund's custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

(C) Federal Income Taxes. It is the Fund's policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax or excise tax provision is required.

(D) Security Transactions and Distributions. Security transactions are accounted for on the date the securities are purchased or sold. Interest income is accrued as earned. Realized gains and losses on sales of securities are calculated for financial accounting and federal income tax purposes on the identified cost basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. Permanent differences are reclassified within the capital accounts based on their federal tax basis treatment. Temporary differences do not require reclassification.


--------------------------------------------------------------------------------
16

                                               Value Line Convertible Fund, Inc.

Notes to Financial Statements                                     April 30, 2005
--------------------------------------------------------------------------------

(E) Representations and Indemnifications: In the normal course of business the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

2. Capital Share Transactions

Transactions in capital stock were as follows:

                                                        Year Ended    Year Ended
                                                         April 30,     April 30,
                                                           2005          2004
                                                         ----------------------
Shares sold ........................................      492,888       341,395
Shares issued to shareholders in reinvestment
   of dividends ....................................       68,478        96,391
                                                         ----------------------
                                                          561,366       437,786
Shares repurchased .................................     (913,156)     (877,850)
                                                         ----------------------
Net decrease .......................................     (351,790)     (440,064)
                                                         ======================

3. Purchases and Sales of Securities

Purchases and sales of investment securities, excluding short-term securities, were as follows:

                                                                     Year Ended
                                                                      April 30,
                                                                        2005
                                                                     -----------
Purchases:
   Investment Securities ...............................             $48,612,738
                                                                     ===========
Sales:
   Investment Securities ...............................             $50,256,746
                                                                     ===========

4. Income Taxes

At April 30, 2005, information on the tax components of capital is as follows:

Cost of investments for tax purposes ....................          $ 37,327,763
                                                                   ============
Gross tax unrealized appreciation .......................          $  1,598,824
Gross tax unrealized depreciation .......................            (1,644,618)
                                                                   ------------
Net tax unrealized depreciation on
   investments ..........................................          $    (45,794)
                                                                   ============
Capital loss carryforward expiring
   April 30, 2011 .......................................          $  3,201,639
                                                                   ============

During the year ended April 30, 2005 the Fund utilized $987,133 of its carryforward loss.

The Fund's net investment income and net realized gain (loss) differ for financial statement and tax purposes primarily due to differing treatment of bond premiums and wash sales.

The tax composition of distributions to shareholders for the years ended April 30, 2005 and April 30, 2004 were as follows:

                                                            2005         2004
                                                        ------------------------
Ordinary income .....................................   $  936,353    $1,213,900
                                                        ========================


--------------------------------------------------------------------------------

Value Line Convertible Fund, Inc.

Notes to Financial Statements                                     April 30, 2005
--------------------------------------------------------------------------------

5. Investment Advisory Contract, Management Fees, and Transactions with
   Affiliates

An advisory fee of $322,653 was paid or payable to Value Line, Inc. (the "Adviser"), for the year ended April 30, 2005. This was computed at the annual rate of 3/4 of 1% of average daily net assets during the period and paid monthly. The Adviser provides research, investment programs, supervision of the investment portfolio and pays costs of administrative services, office space, equipment and compensation of administrative, bookkeeping, and clerical personnel necessary for managing the affairs of the Fund. The Adviser also provides persons, satisfactory to the Fund's Board of Directors, to act as officers and employees of the Fund and pays their salaries and wages. The Fund bears all other costs and expenses.

The Fund has a Service and Distribution Plan (the Plan), adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, for the payment of certain expenses incurred by Value Line Securities, Inc. (the "Distributor"), a wholly-owned subsidiary of the Adviser, in advertising, marketing and distributing the Fund's shares and for servicing the Fund's shareholders at an annual rate of 0.25% of the Fund's average daily net assets. For the year ended April 30, 2005, fees amounting to $107,551 were paid or payable to the Distributor under this plan.

For the year ended April 30, 2005, the Fund's expenses were reduced by $3,262 under a custody credit arrangement with the Custodian.

Certain officers and directors of the Adviser and the Distributor, are also officers and directors of the Fund.


--------------------------------------------------------------------------------
18

                                               Value Line Convertible Fund, Inc.

Financial Highlights
--------------------------------------------------------------------------------

Selected data for a share of capital stock outstanding throughout each year:

                                                                                Years Ended April 30,
                                                         --------------------------------------------------------------------
                                                           2005           2004           2003          2002(2)         2001
                                                         --------------------------------------------------------------------
Net asset value, beginning of year .................     $  11.31       $  10.28       $  10.97       $  12.27       $  16.55
                                                         --------------------------------------------------------------------
Income (loss) from investment operations:
 Net investment income .............................          .19           .28             .27            .33            .51
 Net gains or (losses) on securities (both realized
   and unrealized) .................................         (.19)         1.05            (.68)          (.97)         (2.44)
                                                         --------------------------------------------------------------------
 Total from investment operations ..................           --          1.33            (.41)          (.64)         (1.93)
                                                         --------------------------------------------------------------------
Less distributions:
 Dividends from net investment income ..............         (.25)          (.30)          (.28)          (.41)          (.51)
 Distributions from net realized gains .............           --             --             --           (.25)         (1.84)
                                                         --------------------------------------------------------------------
 Total distributions ...............................         (.25)          (.30)          (.28)          (.66)         (2.35)
                                                         --------------------------------------------------------------------
Net asset value, end of year .......................     $  11.06       $  11.31       $  10.28       $  10.97       $  12.27
                                                         ====================================================================
Total return .......................................         (.05)%        13.03%         (3.62)%        (5.24)%       (11.38)%
                                                         ====================================================================
Ratios/Supplemental Data:
Net assets, end of year (in thousands) .............     $ 38,665       $ 43,502       $ 44,075       $ 58,464       $ 67,240
Ratio of expenses to average net assets(1) .........         1.53%          1.51%          1.47%          1.31%          1.22%
Ratio of net investment income to average
 net assets ........................................         1.68%          2.49%          2.66%          3.04%          3.37%
Portfolio turnover rate ............................          122%           130%           128%            67%            50%

(1) Ratio reflects expenses grossed up for custody credit arrangement. The ratio of expenses net of custody credits would have been 1.52% for the year ended April 30, 2005, 1.50% for the year ended April 30, 2004, unchanged for the years ended April 30, 2003 and 2002 and 1.21% for the year ended April 30, 2001.

(2) Effective May 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended April 30, 2002 on net investment income and net realized and unrealized gains and losses was ($.04) per share. The effect of this change was to decrease the ratio of net investment income to average net assets from 3.41% to 3.04%. Per share data and ratios for years prior to May 1, 2001 have not been restated to reflect this change in accounting policy.


See Notes to Financial Statements.
--------------------------------------------------------------------------------

Value Line Convertible Fund, Inc.

Report of Independent Registered Public Accounting Firm
--------------------------------------------------------------------------------

To the Board of Directors and Shareholders of Value Line Convertible Fund, Inc.

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Value Line Convertible Fund, Inc. (the "Fund") at April 30, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at April 30, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York

June 28, 2005


--------------------------------------------------------------------------------
20

                                               Value Line Convertible Fund, Inc.

Factors Considered by the Independent Directors
in Approving the Agreement (unaudited)
--------------------------------------------------------------------------------

The Investment Company Act of 1940 requires that the Fund's Agreement be approved annually by both the Board of Directors (collectively "the Directors") and a majority of the Directors who are not affiliated with Value Line, Inc. the Fund's investment adviser ("Value Line") (the "Independent Directors") voting separately. The Directors have determined that the terms of the Fund's investment advisory agreement (the "Agreement") are fair and reasonable and that renewal of the contract is in the best interests of the Fund and its shareholders. In making such determinations, the Independent Directors relied upon the assistance of counsel to the Independent Directors. Throughout the year, including the meeting specifically focused upon the review of the Agreement, the Independent Directors met in executive sessions separately from the Interested Directors of the Fund and any officers of Value Line.

Both in meetings specifically addressed to renewal of the Agreement and at other meetings during the course of the year, the Directors, including the Independent Directors, received materials relating to the Value Line's investment and management services under the Agreement. These materials included (i) information on the investment performance of the Fund, a peer group of funds and an index, (ii) sales and redemption data in respect of the Fund, (iii) the general investment outlook in the markets in which the Fund invests, (iv) arrangements in respect of the distribution of the Fund's shares,
(v) the allocation of the Fund's brokerage, and (vi) the record of compliance with the Fund's investment policies and restrictions and with the Fund's Code of Ethics, and the structure and responsibilities of Value Line's compliance department.

As part of the review of the Agreement, the Independent Directors requested and Value Line provided additional information in order to evaluate the quality of Value Line's services and the reasonableness of the fee under the Agreement. Among other items, this information included data or analyses of (1) management and other fees incurred by a peer group of funds, (2) expense ratios for the Fund and a peer group of funds, (3) the investment performance for the Fund and a peer group of funds, (4) Value Line's financial results and condition, including its and certain of its affiliates' profitability from services performed for the Fund, (5) investment management staffing, and (6) the potential for achieving further economies of scale.

The following summarizes matters considered by the Directors in connection with their renewal of the Agreement. However, the Directors did not identify any single factor as all-important or controlling, and the summary does not detail all the matters that were considered.

Compliance and Investment Performance. The Directors determined that Value Line had policies and systems reasonably designed to achieve compliance with the Fund's investment objective and regulatory requirements. The Directors also reviewed the Fund's investment performance, as well as the Fund's performance compared to both the performance of a peer group of funds and the results of an index. Although the Fund underperformed its peer group for the one-year, three-year, five-year and 10-year periods ended December 31, 2004, the Directors concluded that the Fund's overall performance, and actions proposed to be taken by Value Line to improve performance, supported the continuation of the Agreement.

Value Line's Personnel and Methods. The Directors reviewed the background of members of the team responsible for the daily management of the Fund and the Fund's investment objective and discipline. The Independent Directors


--------------------------------------------------------------------------------

Value Line Convertible Fund, Inc.

Factors Considered by the Independent Directors
in Approving the Agreement (unaudited)
--------------------------------------------------------------------------------

also engaged in discussions with senior management of Value Line responsible for investment operations. The Directors concluded that Value Line has the quality and depth of personnel and the well-developed methods essential to performing its duties under the Agreement.

Nature and Quality of Other Services. The Directors considered the nature, quality, cost and extent of other services provided to shareholders of the Fund. The Directors also considered the nature and extent of the other services provided by Value Line's affiliates under other contracts and its supervision of third party service providers. Based on these considerations, the Directors concluded that the nature, quality, cost and extent of such services are satisfactory and reliable and serve the shareholders of the Fund well.

Management Fee and Expenses. The Directors considered Value Line's fee under the Agreement relative to the management fees charged by a peer group of funds using data provided by an independent third party. Although the Fund's management fee and total expenses for the most recent fiscal year were higher than the Fund's expense group average, the Directors concluded that Value Line's fee was not materially higher than the peer group average and was reasonable in light of the services and expertise provided to the Fund by Value Line's management team and Value Line's proprietary ranking system. The Directors also concluded that the Fund's expense ratio was reasonable given the relatively small size of the Fund compared to its peer universe.

Profitability. The Directors considered the level of Value Line's profits with respect to the management of the Fund. This consideration included a review of Value Line's methodology in allocating certain of its costs to the management of each Fund. The Directors concluded that Value Line's profits from management of the Fund, including the financial results derived from the Fund, bear a reasonable relationship to the services rendered and are fair for the management of the Fund in light of the business risks involved.

Economies of Scale. The Directors noted that, given the current and anticipated size of the Fund, any perceived and potential economies of scale were not yet a relevant consideration for the Fund.

Other Benefits to Value Line. The Directors also considered the character and amount of fees paid by the Fund, other than under the Agreement, and by the Fund's shareholders for services provided by Value Line and affiliates.

Conclusion. The Directors, in light of Value Line's overall performance, considered it appropriate to continue to retain the management services of Value Line. Based on their evaluation of all material factors deemed relevant and the advice of independent counsel, the Directors concluded that the Agreement with the Fund is fair and reasonable and voted to approve the continuation of the Agreement for another year.


--------------------------------------------------------------------------------
22

                                               Value Line Convertible Fund, Inc.

Federal Tax Notice (unaudited)
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------
   For corporate taxpayers 75.47% of the ordinary income distributions paid during the fiscal year ended April 30, 2005 qualify for the corporate dividends received deductions.

   During the fiscal year ended April 30, 2005, 72.10% of the ordinary income distribution are treated as qualified dividends.
-----------------------------------------------------------------------------

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the Fund voted these proxies during the most recent 12-month period ended June 30 is available through the Fund's website at http://www.vlfunds.com and on the SEC's website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-243-2729.


--------------------------------------------------------------------------------

Value Line Convertible Fund, Inc.

Management of the Fund
--------------------------------------------------------------------------------

MANAGEMENT INFORMATION

The business and affairs of the Fund are managed by the Fund's officers under the direction of the Board of Directors. The following table sets forth information on each Director and Officer of the Fund. Each Director serves as a director or trustee of each of the 14 Value Line Funds and oversees a total of 15 portfolios. Each Director serves until his or her successor is elected and qualified.

                                                              Principal
                                                              Occupation                        Other
                                                Length of     During the                        Directorships
Name, Address, and Age     Position             Time Served   Past 5 Years                      Held by Director
-----------------------------------------------------------------------------------------------------------------
Interested Directors*
---------------------
Jean Bernhard Buttner      Chairman of the      Since 1987    Chairman, President and Chief     Value Line, Inc.
Age 70                     Board of Directors                 Executive Officer of Value Line,
                           and President                      Inc. (the "Adviser") and Value
                                                              Line Publishing, Inc. Chairman
                                                              and President of each of the 15
                                                              Value Line Funds and Value
                                                              Line Securities, Inc. (the
                                                              "Distributor").
-----------------------------------------------------------------------------------------------------------------
Marion N. Ruth             Director             Since 2000    Real Estate Executive:            None
5 Outrider Road                                               President, Ruth Realty (real
Rolling Hills, CA 90274                                       estate broker).
Age 70
-----------------------------------------------------------------------------------------------------------------
Non-Interested Directors*
-------------------------
John W. Chandler           Director             Since 1991    Consultant, Academic              None
1611 Cold Spring Rd.                                          Search Consultation Service,
Williamstown, MA 01267                                        Inc.; Trustee Emeritus and
Age 81                                                        Chairman (1993-1994) of
                                                              the Board of Trustees of Duke
                                                              University; President Emeritus,
                                                              Williams College.
-----------------------------------------------------------------------------------------------------------------
Frances T. Newton          Director             Since 2000    Customer Support Analyst,         None
4921 Buckingham Drive                                         Duke Power Company.
Charlotte, NC 28209
Age 63
-----------------------------------------------------------------------------------------------------------------
Francis C. Oakley          Director             Since 2000    Professor of History,             Berkshire Life
54 Scott Hill Road                                            Williams College, 1961 to         Insurance
Williamstown, MA 01267                                        present. President Emeritus       Company of
Age 73                                                        since 1994 and President,         America
                                                              1985-1994; Chairman
                                                              (1993-1997) and Interim
                                                              President (2002) of the American
                                                              Council of Learned Societies.


--------------------------------------------------------------------------------
24

                                               Value Line Convertible Fund, Inc.

Management of the Fund
--------------------------------------------------------------------------------

                                                                 Principal
                                                                 Occupation                           Other
                                                   Length of     During the                           Directorships
Name, Address, and Age       Position              Time Served   Past 5 Years                         Held by Director
-------------------------------------------------------------------------------------------------------------------------
David H. Porter              Director              Since 1997    Visiting Professor of Classics,      None
5 Birch Run Drive                                                Williams College, since 1999;
Saratoga Springs, NY 12866                                       President Emeritus, Skidmore
Age 69                                                           College since 1999 and President,
                                                                  1987-1998.
-------------------------------------------------------------------------------------------------------------------------
Paul Craig Roberts           Director              Since 1987    Chairman, Institute for Political    A. Schulman Inc.
169 Pompano St.                                                  Economy.                             (plastics)
Panama City Beach, FL 32413
Age 65
-------------------------------------------------------------------------------------------------------------------------
Nancy-Beth Sheerr            Director              Since 1996    Senior Financial Advisor,            None
1409 Beaumont Drive                                              Veritable L.P. (investment adviser)
Gladwyne, PA 19035                                               since April 1, 2004; Senior
Age 55                                                           Financial Advisor, Hawthorne,
                                                                  2001-2004.
-------------------------------------------------------------------------------------------------------------------------
Officers
--------
Bradley Brooks               Vice President        Since 2001    Portfolio Manager with
Age 42                                                           the Adviser.
-------------------------------------------------------------------------------------------------------------------------
Jeffrey Geffen               Vice President        Since 2001    Portfolio Manager with the
Age 55                                                           Adviser since 2001, Vice
                                                                 President Investments, Morgan
                                                                 Stanley Dean Witter Advisors,
                                                                 1989-2001.
-------------------------------------------------------------------------------------------------------------------------
George Graham                Vice President        Since 2001    Editor, Value Line Convertible
Age 52                                                           Survey since 1998; Senior
                                                                 Convertibles Analyst with
                                                                 the Adviser.
-------------------------------------------------------------------------------------------------------------------------
David T. Henigson            Vice President,       Since 1994    Director, Vice President and
Age 47                       Secretary and                       Compliance Officer of the
                             Treasurer                           Adviser. Director and Vice
                                                                 President of the Distributor. Vice
                                                                 President, Secretary, Treasurer
                                                                 and Chief Compliance Officer of
                                                                 each of the 14 Value Line Funds.
-------------------------------------------------------------------------------------------------------------------------
Howard A. Brecher            Assistant Treasurer   Since 2005    Vice President and Secretary of
Age 51                       Assistant Secretary                 the Adviser.
-------------------------------------------------------------------------------------------------------------------------

* Mrs. Buttner is an "interested person" as defined in the Investment Company Act of 1940 by virtue of her positions with the Adviser and her indirect ownership of a controlling interest in the Adviser; Mrs. Ruth is an interested person by virtue of having been a director of the Adviser.

Unless otherwise indicated, the address for each of the above is 220 East 42nd Street, New York, NY 10017.

-----------------------------------------------------------------------------
   The Fund's Statement of Additional Information (SAI) includes additional information about the Fund's directors and is available, without charge, upon request by calling 1-800-243-2729.
-----------------------------------------------------------------------------


--------------------------------------------------------------------------------

Value Line Convertible Fund, Inc.











                    [This page is intentionally left blank.]













--------------------------------------------------------------------------------
26

                                               Value Line Convertible Fund, Inc.










                    [This page is intentionally left blank.]














--------------------------------------------------------------------------------

Value Line Convertible Fund, Inc.

                         The Value Line Family of Funds
--------------------------------------------------------------------------------

1950 -- The Value Line Fund seeks long-term growth of capital. Current income is a secondary objective.

1952 -- Value Line Income and Growth Fund's primary investment objective is income, as high and dependable as is consistent with reasonable risk. Capital growth to increase total return is a secondary objective.

1956 -- The Value Line Special Situations Fund seeks long-term growth of capital. No consideration is given to current income in the choice of investments.

1972 -- Value Line Leveraged Growth Investors' sole investment objective is to realize capital growth.

1979 -- The Value Line Cash Fund, a money market fund, seeks to secure as high a level of current income as is consistent with maintaining liquidity and preserving capital. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

1981 -- Value Line U.S. Government Securities Fund seeks maximum income without undue risk to capital. Under normal conditions, at least 80% of the value of its net assets will be invested in securities issued or guaranteed by the U.S. Government and its agencies and instrumentalities.

1983 -- Value Line Centurion Fund* seeks long-term growth of capital.

1984 -- The Value Line Tax Exempt Fund seeks to provide investors with the maximum income exempt from federal income taxes while avoiding undue risk to principal. The Fund offers investors a choice of two portfolios: The Money Market Portfolio and The National Bond Portfolio. The fund may be subject to state and local taxes and the Alternative Minimum Tax (if applicable).

1985 -- Value Line Convertible Fund seeks high current income together with capital appreciation primarily from convertible securities ranked 1 or 2 for year-ahead performance by the Value Line Convertible Ranking System.

1986 -- Value Line Aggressive Income Trust seeks to maximize current income.

1987 -- Value Line New York Tax Exempt Trust seeks to provide New York taxpayers with the maximum income exempt from New York State, New York City and federal income taxes while avoiding undue risk to principal. The Trust may be subject to state and local taxes and the Alternative Minimum Tax (if applicable).

1987 -- Value Line Strategic Asset Management Trust* seeks to achieve a high total investment return consistent with reasonable risk.

1993 -- Value Line Emerging Opportunities Fund invests primarily in common stocks or securities convertible into common stock, with its primary objective being long-term growth of capital.

1993 -- Value Line Asset Allocation Fund seeks high total investment return, consistent with reasonable risk. The Fund invests in stocks, bonds and money market instruments utilizing quantitative modeling to determine the asset mix.

* Only available through the purchase of Guardian Investor, a tax deferred variable annuity, or ValuePlus, a variable life insurance policy.

For more complete information about any of the Value Line Funds, including charges and expenses, send for a prospectus from Value Line Securities, Inc., 220 East 42nd Street, New York, New York 10017-5891 or call 1-800-223-0818, 24 hours a day, 7 days a week, or visit us at www.valueline.com. Read the prospectus carefully before you invest or send money.


--------------------------------------------------------------------------------
28

INVESTMENT ADVISER  Value Line, Inc.
                    220 East 42nd Street
                    New York, NY 10017-5891

DISTRIBUTOR         Value Line Securities, Inc.
                    220 East 42nd Street
                    New York, NY 10017-5891

CUSTODIAN BANK      State Street Bank and Trust Co.
                    225 Franklin Street
                    Boston, MA 02110

SHAREHOLDER         State Street Bank and Trust Co.
SERVICING AGENT     c/o BFDS
                    P.O. Box 219729
                    Kansas City, MO 64121-9729

INDEPENDENT         PricewaterhouseCoopers LLP
REGISTERED PUBLIC   300 Madison Avenue
ACCOUNTING FIRM     New York, NY 10017

LEGAL COUNSEL       Peter D. Lowenstein, Esq.
                    Two Sound View Drive, Suite 100
                    Greenwich, CT 06830

DIRECTORS           Jean Bernhard Buttner
                    John W. Chandler
                    Frances T. Newton
                    Francis C. Oakley
                    David H. Porter
                    Paul Craig Roberts
                    Marion N. Ruth
                    Nancy-Beth Sheerr

OFFICERS            Jean Bernhard Buttner
                    Chairman and President
                    Bradley Brooks
                    Vice President
                    Jeffrey Geffen
                    Vice President
                    George Graham
                    Vice President
                    David T. Henigson
                    Vice President,
                    Secretary/Treasurer
                    Howard A. Brecher
                    Assistant Secretary/Treasurer

This report is issued for information of shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a currently effective prospectus of the Trust (obtainable from the Distributor).

                                                                         #533207

Item 2.  Code of Ethics

      (a) The Registrant has adopted a Code of Ethics that applies to its principal executive officer, and principal financial officer and principal accounting officer.

      (f) Pursuant to item 12(a), the Registrant is attaching as an exhibit a copy of its Code of Ethics that applies to its principal executive officer, and principal financial officer and principal accounting officer.

Item 3. Audit Committee Financial Expert.

      (a)(1)The Registrant has an Audit Committee Financial Expert serving on its Audit Committee.

      (2) The Registrant's Board has designated John W. Chandler, a member of the Registrant's Audit Committee, as the Registrant's Audit Committee Financial Expert. Mr. Chandler is an independent director who is a senior consultant with Academic Search Consultation Service. He spent most of his professional career at Williams College, where he served as a faculty member, Dean of the Faculty, and President (1973-85). He also served as President of Hamilton College (1968-73), and as President of the Association of American Colleges and Universities (1985-90). He has also previously served as Trustee Emeritus and Chairman of the Board of Trustees of Duke University.

A person who is designated as an "audit committee financial expert" shall not make such person an "expert" for any purpose, including without limitation under
Section 11 of the Securities Act of 1933 or under applicable fiduciary laws, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services

      (a)   Audit Fees 2005 - $36,088

      (b)   Audit-Related fees - None.

      (c)   Tax Preparation Fees 2005 -$2,540

      (d)   All Other Fees - None

      (e)   (1)   Audit Committee Pre-Approval Policy. All services to be
                  performed for the Registrant by PricewaterhouseCoopers LLP must be pre-approved by the audit committee. All services performed during 2005 were pre-approved by the committee.

      (e)   (2) Not applicable.

      (f)   Not applicable.

      (g)   Aggregate Non-Audit Fees 2005 -$2,540

      (h)   Not applicable.

Item 11.  Controls and Procedures.

      (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report, are appropriately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

      (b) The registrant's principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 12.  Exhibits.

      (a) Code of Business Conduct and Ethics for Principal Executive and Senior Financial Officers attached hereto as Exhibit 100.COE

      (b)   (1)   Certification pursuant to Rule 30a-2(a) under the Investment
                  Company Act of 1940 (17 CFR 270.30a-2) attached hereto as
                  Exhibit 99.CERT.

            (2) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


By     /s/ Jean B. Buttner
       --------------------------
       Jean B. Buttner, President


Date:  07/01/2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Jean B. Buttner
       -------------------------------------------------------
       Jean B. Buttner, President, Principal Executive Officer


By:    /s/ David T. Henigson
       -------------------------------------------------------------------------
       David T. Henigson, Vice President, Treasurer, Principal Financial Officer


Date:  07/01/2005